CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 433,969,569	$ 313,895,205	$ 225,931,095
Cost of revenues	(203,073,957)	(151,543,116)	(115,748,650)
Gross profit	230,895,612	162,352,089	110,182,445
Operating expenses
Selling and marketing	(53,881,815)	(35,761,166)	(27,673,598)
General and administrative	(110,230,010)	(70,299,742)	(51,125,534)
Impairment loss on long-term prepayment			(594,162)
Total operating expenses	(164,111,825)	(106,060,908)	(79,393,294)
Government subsidies	464,327	1,104,750	632,269
Income from operations	67,248,114	57,395,931	31,421,420
Interest income	16,613,656	9,438,263	5,343,445
Interest expense	(5,811,288)
Gain from sale of a long-term investment		297,120
Other income/(expense)	(2,010,109)	101,254	776,293
Gain from sales of available-for-sale securities (includes $nil, $39,719 and $nil accumulated other comprehensive income reclassifications for unrealized gains on available-for-sale securities for years ended February 28, 2013, 2014 and 2015, respectively)		52,958
Gain from fair value change from long-term investment	1,202,000
Income before provision for income tax and loss from equity method investments	77,242,373	67,285,526	37,541,158
Provision for income tax (includes $nil, $13,239 and $nil income tax expenses from reclassification items for years ended February 28, 2013, 2014 and 2015, respectively)	(9,368,541)	(6,679,754)	(4,101,092)
Loss from equity method investments	(729,811)
Net Income	67,144,021	60,605,772	33,440,066
Add: Net Loss Attributable to noncontrolling Interest	12,554
Net income attributable to TAL Education Group shareholders	$ 67,156,575	$ 60,605,772	$ 33,440,066
Net income per common share
Basic (in dollars per share)	$ 0.42	$ 0.39	$ 0.21
Diluted (in dollars per share)	$ 0.41	$ 0.38	$ 0.21
Weighted average shares used in calculating net income per common share
Basic (in shares)	158,381,576	156,726,994	155,607,458
Diluted (in shares)	163,589,649	159,444,928	156,631,090